FAIR VALUE MEASUREMENTS - Unobservable inputs (Details) - Warrants - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Liabilities:
Balance at the beginning of the period	$ 0	$ 850,000
Change in fair value of warrants		(850,000)
Balance at the end of the period		$ 0
Volatility of stock price as specified in the underlying warrants (as a percent)	100.00%	100.00%